Personnel expenses and employee information - Personnel Expenses for All Payroll Employees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compensation Related Costs [Abstract]
Wages and salaries	€ 5,460.2	€ 5,001.2	€ 4,447.0
Social security expenses	516.6	468.4	410.5
Pension and retirement expenses	433.7	395.2	348.9
Share-based compensation expense	202.3	172.6	134.8
Personnel expenses	€ 6,612.8	€ 6,037.4	€ 5,341.2